Segment disclosure	12 Months Ended
Dec. 31, 2012
Segment disclosure [Abstract]
Segment disclosure

20. Segment disclosure

Segment information has been prepared in accordance with ASC 280, “Segment Reporting”.

ASML operates in one reportable segment for the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography systems. In accordance with ASC 280, ASML’s Chief Executive Officer has been identified as the chief operating decision-maker, who reviews operating results to make decisions about allocating resources and assessing performance for ASML.

Management reporting includes net system sales figures of new and used systems. Net system sales for new and used systems were as follows:

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

New systems	3,620,260	4,780,720	3,704,290
Used systems	181,372	103,193	190,452

Net system sales	3,801,632	4,883,913	3,894,742

Net system sales decreased by EUR 1,082.3 million, or 22.2 percent to EUR 3,801.6 million in 2012 from EUR 4,883.9 million in 2011 (2010: EUR 3,894.7 million). The decrease in net system sales was mainly caused by decreased demand in Memory. During 2012, the majority of the system sales were generated from Logic.

For geographical reporting, net sales are attributed to the geographic location in which the customers’ facilities are located. Identifiable assets are attributed to the geographic location in which these assets are located. Net sales and identifiable assets (total assets excluding goodwill and other intangible assets) by geographic region were as follows:

Year ended December 31 (in thousands)	Net sales EUR	Identifiable assets EUR

2012
Japan	292,309	128,750
Korea	1,276,304	85,022
Singapore	98,554	15,696
Taiwan	1,479,768	138,010
Rest of Asia	197,262	999,392
Europe	256,192	5,412,758
United States	1,131,166	471,739

Total	4,731,555	7,251,367

2011
Japan	405,595	414,264
Korea	1,318,777	56,765
Singapore	436,308	14,179
Taiwan	1,146,601	87,833
Rest of Asia	450,796	817,496
Europe	505,129	5,207,509
United States	1,387,829	508,359

Total	5,651,035	7,106,405

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421

In 2012, sales to the largest customer accounted for EUR 1,236.1 million or 26.1 percent of net sales (2011: EUR 1,311.7 million or 23.2 percent of net sales; 2010: EUR 1,270.8 million or 28.2 percent of net sales). ASML’s three largest customers (based on net sales) accounted for 58.9 percent of accounts receivable and finance receivables at December 31, 2012, 35.5 percent of accounts receivable and finance receivables at December 31, 2011, and 36.9 percent of accounts receivable and finance receivables at December 31, 2010.

Substantially all of ASML’s sales were export sales in 2012, 2011 and 2010.